Consolidated Statement of Profit or Loss - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Sales of goods	S/ 2,115,746	S/ 1,937,767	S/ 1,296,334
Cost of sales	(1,463,715)	(1,378,336)	(921,048)
Gross profit	652,031	559,431	375,286
Operating income (expenses)
Administrative expenses	(227,577)	(196,069)	(163,369)
Selling and distribution expenses	(65,237)	(51,520)	(40,153)
Other operating (expense) income, net	(3,899)	6,408	4,346
Total operating expenses, net	(296,713)	(241,181)	(199,176)
Operating profit	355,318	318,250	176,110
Other income (expenses)
Finance income	3,306	2,891	2,976
Finance costs	(95,105)	(88,965)	(88,694)
Net (loss) gain on derivative financial instruments recognized at fair value through profit or loss	(59)	589	5,337
Net loss on settlement of derivative financial instruments recognized at fair value through profit or loss		(1,569)
Loss from exchange difference, net	(1,040)	(7,086)	(9,831)
Total other expenses, net	(92,898)	(94,140)	(90,212)
Profit before income tax	262,420	224,110	85,898
Income tax expense	(85,592)	(70,940)	(28,004)
Profit for the year	S/ 176,828	S/ 153,170	S/ 57,894
Earnings per share
Basic earnings per share attributable to equity holders of common shares and investment in shares of Cementos Pacasmayo S.A.A. (S/ per share) (in Nuevos Soles per share)	S/ 0.41	S/ 0.36	S/ 0.14